Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Share Capital
	Company
	No. of shares
	(’000)
	2020	2019
Authorised and in issue at January, 1	53,858	53,827
Issued for share plan	13	31
Authorised and in issue at December. 31	53,871	53,858